Cover	Dec. 16, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2020
Entity File Number	001-08568
Entity Registrant Name	TELIGENT, INC.
Entity Central Index Key	0000352998
Entity Tax Identification Number	01-0355758
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	105 Lincoln Avenue
Entity Address, City or Town	Buena
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08310
City Area Code	856
Local Phone Number	697-1441
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TLGT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false